CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (239,588)	$ (34,737)	¥ (1,202,997)	¥ (221,375)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,744	398	7,695	3,781
Amortization of right-of-use assets	597	87
Share-based compensation expenses	16,724	2,425	47,067	102,750
Gain on short-term investments	(363)	(53)	(112)	(321)
Impairment loss for non-current assets	7,642	1,108	11,543
Goodwill impairment	0		31,188
Impairment loss for long-term equity investment	8,000	1,160	26,000	0
Impairment loss for equity method investments	62,623	9,079	187,329
Impairment on short-term investments	149,371	21,657
Share of (profit) loss from equity method investments, net of income tax	2,020	293	47	(3,970)
Dividend received from equity method investments				644
Allowance (Reversal of allowance) for doubtful accounts	(67,605)	(9,802)	612,653	68,581
Loss on disposal of property and equipment	1,280	186	322	51
Foreign currency exchange loss (gain), net	(375)	(54)	394	4,084
Deferred income tax expenses			3,424	1,912
Changes in operating assets and liabilities, net of effects of acquisition
Accounts receivable	497,585	72,143	867,027	(130,045)
Prepayments and other assets	3,359	487	98,000	8,596
Accounts payable	(516,728)	(74,919)	(620,361)	(101,264)
Customers' refundable fees	(250)	(36)	(8,286)	(8,842)
Accrued expenses and other payables	(59,509)	(8,628)	(126,563)	(62,010)
Operating lease liabilities	(769)	(111)
Income tax payables	6,259	907	5,012	12,433
Net cash used in operating activities	(126,983)	(18,410)	(60,618)	(324,995)
Cash flows from investing activities:
Purchase of property, equipment and software	(194)	(28)	(12,461)	(10,248)
Proceeds from disposal of property, equipment and software	40	6	252	52
Investment in equity method investments	(33,154)	(4,807)	(84,566)	(1,458)
Return of capital from equity method investees	19,547	2,834	50,088	115,449
Cash paid for business combination, net of cash acquired	(648)	(94)		(8,652)
Loans to equity method investees				(92,116)
Cash paid for short-term investments	(464,914)	(67,406)	(104,139)	(1,266,273)
Proceeds from disposal of short-term investments	320,055	46,404	107,101	1,269,094
Net cash provided by (used in) investing activities	(159,268)	(23,091)	(43,725)	5,848
Cash flows from financing activities:
Proceeds from offering, net of offering cost	3,136	455
Contribution from noncontrolling shareholder	490	71	1,535
Cash proceeds from short-term bank borrowings	72,500	10,512	154,180	540,943
Repayment for short-term bank borrowings	(134,780)	(19,541)	(462,844)	(587,500)
Net cash used in financing activities	(58,654)	(8,503)	(307,129)	(46,557)
Net decrease in cash, cash equivalents and restricted cash	(333,493)	(48,349)	(419,792)	(397,842)
Cash, cash equivalents and restricted cash at the beginning of the year	516,238	74,847	936,030	1,333,872
Cash, cash equivalents and restricted cash at the end of the year	182,745	26,498	516,238	936,030
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,412	1,655	(8,320)	(32,138)
Supplemental information
Interest paid	(6,157)	(893)	(18,277)	(23,938)
Income tax paid	(812)	(118)	¥ (445)	¥ (320)
Cash paid for amounts include in operating lease liabilities	¥ (887)	$ (129)